Note 7 - Stockholders' Equity	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Oct. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
7
 — Stockholders’ Equity

Common Stock

Class A Common Stock
 — Industrea was authorized to issue
200,000,000
shares of Class A common stock with a par value of
$0.0001
per share. As of
December 5, 2018
and
December 31, 2017,
there were
23,000,000
shares of Class A common stock issued and outstanding, including
21,118,267
and
21,815,963
shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock
 — Industrea was authorized to issue
20,000,000
shares of Class B common stock with a par value of
$0.0001
per share. Holders of Class B common stock were entitled to
one
vote for each share. As of
December 5, 2018
and
December 31, 2017,
there were
5,750,000
shares of Class B common stock outstanding.

Holders of Class A common stock and Class B common stock voted together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock automatically converted into shares of Class A common stock at the time of the Business Combination on a one
-for-
one
basis, subject to adjustment.

Preferred Stock
 — Industrea was authorized to issue
1,000,000
shares of preferred stock with such designations, voting and other rights and preferences as determined from time to time by Industrea’s board of directors. As of
December 5, 2018
and
December 31, 2017,
there were
no
shares of preferred stock issued or outstanding.

Note
14.
Stockholders’ Equity

In conjunction with the Business Combination, all common and preferred shares that were in existence for the Predecessor were settled and no
longer outstanding subsequent to
December 5, 2018.

Successor

The Company’s amended and restated certificate of incorporation authorizes the issuance of
500,000,000
shares of common stock, par value
$0.0001,
and
10,000,000
shares of preferred stock, par value
$0.0001.
 Immediately following of the Business Combination, there were:

•	28,847,707 shares of common stock issued and outstanding;
•	34,100,000 warrants outstanding, each exercisable for one share of common stock at an exercise price of $11.50 per share; and
•	2,450,980 shares of zero -dividend convertible perpetual preferred stock (“Series A Preferred Stock”) outstanding, as further discussed below

The Company’s Series A Preferred Stock does
not
pay dividends and will be convertible into shares of the Company’s common stock at a
1:1
ratio (subject to customary adjustments) at any time following
June 6, 2019.
The Company has the right to elect to redeem all or a portion of the Series A Preferred Stock at its election after
December 6, 2022
for cash at a redemption price equal to the amount of the principal investment plus an additional cumulative amount that will accrue at an annual rate of
7.0%
thereon. In addition, if the volume weighted average price of shares of the Company’s common stock equals or exceeds
$13.00
for
30
consecutive days, then the Company will have the right to require the holder of the Series A Preferred Stock to convert its Series A Preferred Stock into Company common stock, at a ratio of
1:1
(subject to customary adjustments).

The Company applies the accounting standards for distinguishing liabilities from equity when determining the classification and measurement of its preferred stock. Conditionally redeemable preferred shares (including preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not
solely within the Predecessor’s control) are classified as temporary equity. The Company has performed an analysis of the redemption features contained within the preferred stock and has determined that embedded features other than the change in control feature identified and evaluated have been determined to be solely within the control of the issuer. ASR
268
requires equity instruments with redemption features that are not
solely within the control of the issuer to be classified outside of permanent equity, often referred to as classification in “temporary equity”. The Company has presented such amounts outside of temporary equity commensurate with the aforementioned guidance.

Predecessor

Pursuant to the Predecessor’s articles of incorporation, as amended, the Predecessor was authorized to issue
15,000,000
shares of
$0.001
par value common stock and
2,423,711
shares of
$0.001
par value preferred stock.

As of
October 31, 2018,
the Predecessor had
7,576,289
shares of common stock issued and outstanding and
2,342,264
preferred shares issued and outstanding. The preferred shares had a liquidation preference of
$11.2
million.

Note
13.
Stockholders’ Equity

Pursuant to the articles of incorporation, the Company was initially authorized to issue
50,000,000
shares of
$0.001
par value common stock and
2,423,711
shares of
$0.001
par value preferred stock. In
March 2016,
the Company amended the articles of incorporation to reduce the number of shares of common stock the Company is authorized to issue to
15,000,000
shares.

In connection with the Merger, the Company issued
6,576,289
shares of common stock to the Sponsor for
$16,300,000.
The Company also issued
1,000,000
shares of common stock to
one
of the lenders as part of obtaining loan financing. The amount recorded of
$2,478,602
was based on an allocation of the loan proceeds based on the relative fair values of the common stock and debt. The amount was recorded as a discount on the debt, which was written off upon the Company’s repayment of the unsecured note during
2017
(see Note
8
). The proceeds raised from the equity offering have been reduced by offering costs of
$158,715.
Also in connection with the Merger, the Company issued
2,423,711
shares of preferred stock to certain former owners of BB and EP. The preferred stock was recorded at its fair value, which was determined to be
$15,182,053
as of the Merger date.

Redeemable preferred stock:
The Company’s preferred stock accrues cumulative dividends at
13.5
 percent per annum that must be paid before dividends are paid to any other holders of capital stock, but are not
payable until declared (Preferred Dividends). Preferred Dividends accrue daily based on the liquidation preference of the underlying shares and compound quarterly. Preferred stock holders are entitled to participating dividends, distributions declared or paid, or set aside for payment on the common stock whether payments consist of cash, securities, property, or other assets. To the extent that dividend or distributions are made in the form of securities, preferred stock holders are only entitled to receive the same class securities provided to the common stock holders.

The preferred stock also includes a liquidation preference of
$4.13
per share (Liquidation Preference). Upon liquidation, dissolution or winding up of the Company, before any distributions are made to holders of common stock, holders of preferred stock are entitled to receive an amount equal to the Liquidation Preference plus all accrued but unpaid dividends. On
September 8, 2017,
upon settlement of the Senior Notes Exchange (see Note
8
), the Company declared and paid cumulative unpaid accrued dividends of
$4,840,065
to the preferred stockholders. As of
October 31, 2018
and
2017
the liquidation preference of preferred stock was
$11,239,060
and
$9,845,139,
respectively, which includes Preferred Dividends of
$1,716,504
and
$322,583,
respectively.

On the
66th
month anniversary of the original issuance date (
February 18, 2020),
each holder of preferred stock
may
redeem their shares of preferred stock to the Company for a price equal to the fair value of the preferred stock on the redemption date. If it is determined that the presence of preferred stock would have a material adverse effect on the success of a qualified public offering, the shares of preferred stock shall be converted into shares of common stock upon the closing of a qualified public offering. This redemption feature is outside the holder’s control; however, the preferred shares contain disability conditions that allow for the Company to invoke said disability notice and prevent the payment upon execution of the aforementioned conversion if the Company so deems that the Company is not
in a position to allow for the conversion as it would place the Company in a difficult financial position. The carrying value of preferred stock has not
been subsequently adjusted to reflect redemption value as the Company does not
believe redemption is probable due to the length of time before redemption can occur.

The holders of preferred stock are entitled to vote together with the holders of common stock as a single class on all matters submitted to a vote of the holders of common stock. Each share of preferred stock is entitled to one
vote.

The Company applies the accounting standards for distinguishing liabilities from equity when determining the classification and measurement of its preferred stock. Conditionally redeemable preferred shares (including preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not
solely within the Company’s control) are classified as temporary equity.

The Company has performed an analysis of the redemption features contained within the preferred stock and has determined that embedded features other than the change in control feature identified and evaluated have been determined to be solely within the control of the issuer. Accounting Series Release (ASR)
268
requires equity instruments with redemption features that are not
solely within the control of the issuer to be classified outside of permanent equity, often referred to as classification in “temporary equity”. The Company has presented such amounts as temporary equity commensurate with the aforementioned guidance.

During
2017,
the Company purchased
81,447
shares of preferred stock from a stockholder for
$1,400,009.
The difference
of $889,825
between the purchase price and original cost is included in retained earnings for the year ended
October
31,
2017.